Share-Based Compensation - weighted average assumptions used in the Black-Scholes-Merton option-pricing model (Details)		12 Months Ended
	Nov. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options
Valuation assumptions:
Expected volatility, minimum		35.00%	35.00%
Expected volatility, maximum		40.20%	40.20%
Risk-free interest rate, minimum		0.76%	0.51%
Risk-free interest rate, maximum		1.30%	2.62%
Expected term (years)		7 years
Employees Earnout Shares
Valuation assumptions:
Expected volatility	35.00%
Risk-free interest rate	0.85%